Offerings	Apr. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.007 par value
Amount Registered | shares	131,880
Proposed Maximum Offering Price per Unit	2.13
Maximum Aggregate Offering Price	$ 280,904.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 38.79
Offering Note	1(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement also covers any additional securities that may be offered, issued or become issuable in connection with any stock split, stock dividend or similar transaction or pursuant to anti-dilution provisions of any of the securities. 1(b) Estimated solely for the purpose of calculation of the registration fee pursuant to Rule 457(c) under the Securities Act based on a per share price of $2.13, the average of the high and low reported sales prices of the registrant's common stock on the Nasdaq Capital Market on April 27, 2026. 1(c) Represents 131,880 shares of common stock issuable upon conversion of Series B Convertible Preferred Stock, par value $0.007 per share (the "Series B Preferred Stock") as a result of certain anti-dilution adjustments of such shares of Series B Preferred Stock.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.007 par value
Amount Registered | shares	365,603
Proposed Maximum Offering Price per Unit	2.13
Maximum Aggregate Offering Price	$ 778,734.39
Fee Rate	0.01381%
Amount of Registration Fee	$ 107.54
Offering Note	See Offering Note 1(a) See Offering Note 1(b) Represents 365,603 shares of common stock issuable upon exercise of warrants (the "Warrants") as a result of certain anti-dilution adjustments of such Warrants.